Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Line Items]
Percentage of consolidated net assets	25.00%
Linkage Cayman [Member]
Condensed Financial Information of the Parent Company [Line Items]
Percentage of consolidated net assets	25.00%